Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 2,122,317	$ 248,050	$ 3,413,801	$ 641,811	$ 44,607	$ 3,050,723
Administrative expenses – related party	112,500	112,500	225,000	225,000		412,500
Loss from operations	(2,234,817)	(360,550)	(3,638,801)	(866,811)	(44,607)	(3,463,223)
Other income (loss):
Gain on settlement agreement			4,000,000
Income from investments held in Trust Account	486,691	247,957	665,872	406,850		4,161,515
Change in fair value of non-redemption agreement liabilities	6,860		6,860
Loss in connection with non-redemption agreement	(41,161)		(41,161)
Total other income	452,390	247,957	4,631,571	406,850		4,161,515
Net (loss) income	$ (1,782,427)	$ (112,593)	$ 992,770	$ (459,961)	$ (44,607)	$ 698,292
Class A Ordinary Shares
Other income (loss):
Weighted average ordinary shares - basic (in Shares)	5,209,190	31,153,000	7,645,901	28,915,492		30,043,441
Weighted average Class B ordinary shares – diluted (in Shares)	5,209,190	31,153,000	7,645,901	28,915,492		30,043,441
Basic net income (loss) per share, ordinary shares (in Dollars per share)	$ (0.12)	$ 0	$ 0.06	$ (0.01)		$ 0.02
Class B Ordinary Shares
Other income (loss):
Weighted average ordinary shares - basic (in Shares)	10,000,000	10,000,000	10,000,000	9,906,630	8,700,000	9,953,699
Weighted average Class B ordinary shares – diluted (in Shares)	10,000,000	10,000,000	10,000,000	9,906,630	8,700,000	10,000,000
Basic net income (loss) per share, ordinary shares (in Dollars per share)	$ (0.12)	$ 0	$ 0.06	$ (0.01)	$ (0.01)	$ 0.02